UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04450

Franklin Templeton Global Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area Code: (650) 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/18

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report and Shareholder Letter

June 30, 2018

Templeton Global Currency Fund

A SERIES OF FRANKLIN TEMPLETON GLOBAL TRUST

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Franklin Templeton Investments

Why choose Franklin Templeton Investments?

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Dear Shareholder:

During the six months ended June 30, 2018, the global economy generally expanded amid price gains in oil and other commodities, encouraging corporate earnings reports and investor optimism about global economic growth. The European Central Bank did not change its benchmark interest rate during the period, but announced in June that it would begin reducing its monthly bond purchases in October 2018, while keeping interest rates unchanged through the summer of 2019. The US Federal Reserve raised the federal funds rate range by 0.25% in March and June 2018, after a 0.25% increase in December 2017, shortly before the period, and continued reducing its balance sheet. Global markets were pressured by Korean peninsula tensions, worries that central banks could raise interest rates due to strong economic growth and rising inflation, US trade conflicts with China and other allies, and concerns about consumer data privacy. In this environment, the J.P. Morgan 3 Month Global Cash Index had a -2.98% total return.1

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

Historically, patient investors have achieved rewarding results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program, all hallmarks of the Templeton investment philosophy developed more than 60 years ago. We continue to recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance.

Templeton Global Currency Fund’s semiannual report includes more detail about prevailing conditions and a discussion about investment decisions during the period. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,

Christopher J. Molumphy, CFA

President and Chief Executive Officer –

Investment Management

Franklin Templeton Global Trust

This letter reflects our analysis and opinions as of June 30, 2018, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

CFA® is a trademark owned by CFA Institute.

1. Source: Morningstar.

See www.franklintempletondatasources.com for additional data provider information.

Not FDIC Insured | May Lose Value | No Bank Guarantee

franklintempleton.com	Not part of the semiannual report	1

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Semiannual Report

Templeton Global Currency Fund

We are pleased to bring you Templeton Global Currency Fund’s semiannual report for the period ended June 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks total return through investments that create exposure to global currencies. Under normal market conditions, the Fund invests at least 80% of its net assets in securities and investments that create exposure to currencies of any country, including debt obligations of any maturity, money market instruments, cash deposits and derivative instruments. The Fund may invest without limitation across developed, emerging and frontier market currencies and invests at least 40% of its net assets in securities and other investments that create exposure to foreign currencies.

Performance Overview

For the six months under review, the Fund’s Class A shares had a -1.72% cumulative total return. In comparison, the Fund’s benchmark, the J.P. Morgan (JPM) 3 Month Global Cash Index, which tracks total returns of short-term euro-currency deposits, had a -2.98% total return for the same period.1 The Fund typically does not attempt to directly match the composition of the index; thus the results are not directly comparable. The US dollar appreciated 2.86% relative to its major trading partners during the period.2 In particular, the US dollar gained 7.34% versus the Indian rupee and rose 4.99% versus the Canadian dollar, while it lost 1.67% versus the Japanese yen.3 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The six-month period began with sharply rising yields in the US and Europe as reflation sentiments appeared to return to markets. Deregulation efforts and tax cuts were anticipated to add stimulus to an already strong US economy. The 10-year US Treasury yield rose 45 basis points (bps), finishing February at 2.86%. In Europe, the 10-year German bund yield rose 27 bps during January, reaching its peak yield for the period at 0.70% on February 2, its highest level since 2015. Markets appeared to initially anticipate upcoming rate adjustments from the European Central Bank (ECB) later in the year, but those expectations would diminish by the end of the period. Overall, the US dollar was broadly weaker against the euro and global currencies during the opening months of the period, but that trend would sharply reverse in April.

In February, Jerome Powell took over as US Federal Reserve (Fed) Chairman, replacing Janet Yellen. The Fed continued to unwind its balance sheet throughout the period, and raised the federal funds target rate 25 basis points twice; once in March and again in June. In Japan, Haruhiko Kuroda was reappointed to a second five-year term as Bank of Japan (BOJ) Governor, effectively extending the BOJ’s current monetary accommodation indefinitely.

By March, the rising yield trends in the US and Europe stalled and moderately reversed. Protectionist trade activity from the US in the form of steel and aluminum tariffs, as well as sector-specific tariffs on China, appeared to amplify risk aversion across global financial markets. Credit spreads widened across investment-grade and high yield credit tiers in the US and Europe during the month, ultimately widening even further by the end of June.

In April, US Treasury yields rose sharply and the US dollar strengthened broadly as reflation sentiments appeared to again return to financial markets. The 10-year US Treasury yield rose above 3.00% for the first time in more than four years,

1. Source: J.P. Morgan.

The index is unmanaged and includes reinvested distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

2. Source: Federal Reserve H.10 Report.

3. Source: FactSet.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 13.

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TEMPLETON GLOBAL CURRENCY FUND

ultimately reaching 3.11% on May 17, its highest level since 2011. However, risk aversion returned to global bond markets in the second half of May, as political issues in Italy raised concerns over the euro and Italian debt ratios. Consequently, yields in Italy, Spain, and much of peripheral Europe rose sharply, while yields in Germany, France, and the US declined as investors shifted to what they perceived as less risky investments. Several Latin American countries also saw rising yields and depreciations of their exchange rates during May, as upcoming elections in Mexico and Brazil, as well as policy concerns in Argentina appeared to increase regional volatility.

In the second half of June, a return of tariff threats from the US brought back risk aversion, driving the 10-year US Treasury yield back to where it began the month at 2.86%. Overall, the 10-year US Treasury yield finished the period 45 bps higher. In Europe, ECB president Mario Draghi provided updated guidance on the ECB’s monetary policy timeline at its June 14 meeting: The net asset purchase program will be reduced to €15 billion per month for October, November and December, and conclude at the end 2018. Draghi also indicated that rates would likely remain unchanged until at least the summer of 2019. The 10-year German bund correspondingly finished June four bps lower for the month at 0.30%, finishing the six-month period 13 bps lower than where it started.

On the whole, duration exposures in the US and in several parts of the world faced headwinds from rising rates during the period, with the exception of core European countries, which began the period with rising yields, but finished with sharply declining yields. Additionally, the US dollar started the period weaker before significantly strengthening against global currencies over the final three months. Avoiding US Treasury duration proved important to performance during the period, as did long exposure to the US dollar.

Investment Strategy

For purposes of pursuing its investment goal, the Fund regularly uses various currency-related derivative instruments, principally currency and cross currency forward contracts, but it may also use currency and currency index futures contracts. The Fund generally maintains significant positions in currency-related derivative instruments to implement its currency investment strategy, which could expose a large amount of the Fund’s assets to obligations under these instruments. The results of these transactions may represent a large component of the Fund’s investment returns. The Fund may also enter into various other transactions involving derivatives, from time to time, including interest-rate and bond futures contracts and swap agreements (which may include credit default swaps and interest rate swaps). The Fund may use derivative instruments for hedging purposes, to enhance returns, or to obtain net long or net negative (short) exposure to selected currencies, interest rates, countries or durations.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a US or foreign futures exchange to buy or sell an underlying instrument or asset at a specific price on a future date.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Manager’s Discussion

The Fund remained positioned in a number of specific local-currency emerging-market positions, with notable exposures to the Mexican peso, Brazilian real, Colombian peso, Indonesian rupiah, Indian rupee, Ghanaian cedi and Thai baht. We continued to see resilient economic conditions across a number of emerging markets that we believe remained undervalued. Specific currencies remain poised to appreciate over the medium-term, in our assessment, particularly in countries with economic resilience and relatively higher, maintainable rate differentials. We also continued to hold net-negative positions in the euro and Japanese yen based on our expectations for growing rate differentials from ongoing monetary accommodation by the ECB and BOJ and policy tightening from the Fed. The short positions in the euro and yen represent our directional views on the currencies as well as hedges against a broadly strengthening US dollar. The short euro position is also a hedge against eurosceptic political risks in Europe. We also continued to hold net-negative positioning in the Australian dollar based on the Reserve Bank of Australia’s continued leaning toward accommodative rate policy and as a partial hedge against broad-based emerging market currency risks.

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TEMPLETON GLOBAL CURRENCY FUND

Currency Composition*
6/30/18

% of Total Net Assets

Americas	145.8%

U.S. Dollar	100.8%

Mexican Peso	23.1%

Brazilian Real	13.7%

Colombian Peso	4.5%

Argentine Peso	3.7%

Middle East & Africa	8.3%

Ghanaian Cedi	6.0%

Egyptian Pound	2.3%

Asia Pacific	(7.2%)

Indian Rupee	12.2%

Indonesian Rupiah	11.5%

Thai Baht	4.4%

Japanese Yen	(35.3%)

Australia & New Zealand	(8.4%)

Australian Dollar	(8.4%)

Europe	(38.5%)

Euro	(38.5%)

*Figures represent the net Fund exposure and include certain derivatives held in the portfolio (or their underlying reference assets) or unsettled trades and may not total 100% or may be negative due to rounding, use of any derivatives or other factors.

Europe/Africa

Currency positioning in Europe contributed to absolute and relative performance. The Fund’s net-negative position in the euro, through the use of currency forward contracts, contributed to absolute return. On a relative basis, the Fund’s underweighted position in the euro contributed to relative performance as did its lack of exposure to the British pound, Swedish krona and Danish krone. Currency positioning in Africa detracted from absolute and relative performance. Exposure to the Ghanaian cedi detracted from absolute return, while overweighted exposure to the Ghanaian cedi also detracted from relative return.

Asia Pacific

Currency positioning in Asia detracted from absolute and relative performance during the period. The Fund’s net-negative position in the Japanese yen modestly detracted, while its net-negative position in the Australian dollar contributed. Each of these positions were achieved through the use of currency forward contracts. Currency exposure to the Indian rupee and Indonesian rupiah detracted from absolute results. On a relative basis, the Fund’s underweighted position in the Japanese yen moderately detracted, while its underweighted position in the Australian dollar contributed. Overweighted currency exposure to the Indian rupee and Indonesian rupiah detracted from relative results.

Americas

Currency positioning in the Americas detracted from absolute and relative performance during the period. The Fund’s exposure to the Argentine peso and Brazilian real detracted from absolute return, while exposure to the Mexican peso and Colombian peso contributed. On a relative basis, the Fund’s overweighted positions in the Argentine peso and Brazilian real detracted from relative return, while its overweighted positions in the Mexican peso and Colombian peso contributed. Underweighted exposure to the Canadian dollar also contributed to relative results.

Thank you for your continued participation in Templeton Global Currency Fund. We look forward to serving your future investment needs.

Michael Hasenstab, Ph.D. Lead Portfolio Manager

Sonal Desai, Ph.D. Portfolio Manager

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TEMPLETON GLOBAL CURRENCY FUND

Please note that although the Fund’s Statement of Investments on page 13 of this report indicates the Fund held 44.2% of its total investments in US dollar-denominated assets as of June 30, 2018, its net exposure to the US dollar as of that date was 100.8%. The difference is explained by the Fund’s holdings of currency forward contracts (please see Statement of Investments on page 15 of this report) calling for the purchase of various foreign currencies in exchange for US dollars at various future dates. The combination of US dollar denominated instruments with “long” currency forward contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are an appropriate strategy when the money market for a particular foreign currency is small or relatively illiquid.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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TEMPLETON GLOBAL CURRENCY FUND

Performance Summary as of June 30, 2018

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A
6-Month	-1.72%	-4.02%
1-Year	-2.76%	-4.91%
5-Year	-15.30%	-3.70%
10-Year	-10.85%	-1.37%

Advisor
6-Month	-1.70%	-1.70%
1-Year	-2.41%	-2.41%
5-Year	-14.09%	-2.99%
10-Year	-8.25%	-0.86%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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TEMPLETON GLOBAL CURRENCY FUND

PERFORMANCE SUMMARY

Total Annual Operating Expenses4

Share Class	With Waiver	Without Waiver

A	1.32%	1.66%

Advisor	1.07%	1.41%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. The Fund’s asset are largely invested in foreign currencies, and therefore involve potential for significant gain or loss from currency exchange rate fluctuations. Foreign securities involve special risks, including currency fluctuations and economic and political uncertainties. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. Sovereign debt securities are subject to various risks, including, but not limited to, the risk that a government entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due. Changes in interest rates will affect the value of the Fund’s portfolio and its share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. The markets for particular securities or types of securities are or may become relatively illiquid, which will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Investment in lower rated bonds include higher risk of default and loss of principal. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/19. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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TEMPLETON GLOBAL CURRENCY FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 1/1/18	Value 6/30/18	1/1/18–6/30/18[1,2]	Value 6/30/18	1/1/18–6/30/18[1,2]	Ratio[2]

A	$1,000	$982.80	$5.56	$1,019.19	$5.66	1.13%
R6	$1,000	$984.30	$3.49	$1,021.27	$3.56	0.71%
Advisor	$1,000	$983.00	$4.33	$1,020.43	$4.41	0.88%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN TEMPLETON GLOBAL TRUST

Financial Highlights

Templeton Global Currency Fund

	Six Months Ended	Year Ended
	June 30, 2018	December 31,	Year Ended October 31,
	(unaudited)	2017[a]	2017	2016	2015	2014	2013

Class A

Per share operating performance

(for a share outstanding throughout the period)
Net asset value, beginning of period	$ 7.54	$ 8.00	$ 7.79	$ 7.98	$ 8.97	$ 9.41	$ 9.54

Income from investment operations[b]:

Net investment income (loss)[c]	0.14	0.04	0.26	(0.04)	(0.07)	(0.07)	(0.06)

Net realized and unrealized gains (losses)	(0.27)	(0.14)	(0.05)	(0.15)	(0.92)	(0.37)	(0.07)

Total from investment operations	(0.13)	(0.10)	0.21	(0.19)	(0.99)	(0.44)	(0.13)

Less distributions from net investment income and net foreign currency gains	—	(0.36)	—	—	—	—	(—)	[d]

Net asset value, end of period	$ 7.41	$ 7.54	$ 8.00	$ 7.79	$ 7.98	$ 8.97	$ 9.41

Total return[e]	(1.72)%	(1.29)%	2.70%	(2.38)%	(11.04)%	(4.68)%	(1.36)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates and expense reduction	1.62%	1.90%	1.55%	1.47%	1.20%	1.15%	1.07%

Expenses net of waiver and payments by affiliates	1.13%	1.09%	1.17%	1.19%	1.14%	1.11%	1.07%

Expenses net of waiver and payments by affiliates and expense reduction	1.13%	1.09%	1.15%	1.19%	1.14%	1.11%	1.07%	[g]

Net investment income (loss)	3.62%	2.74%	3.31%	(0.47)%	(0.86)%	(0.73)%	(0.61)%

Supplemental data

Net assets, end of period (000’s)	$ 27,745	$ 33,237	$ 35,190	$ 47,290	$ 81,638	$ 173,792	$ 265,152

Portfolio turnover rate	—%	—%	—%[h]	—%	—%	—%	—%

aFor the period November 1, 2017 to December 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $ 0.01 per share.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

hFor the period there were no sales of investments (other than short-term securities).

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FRANKLIN TEMPLETON GLOBAL TRUST

FINANCIAL HIGHLIGHTS

Templeton Global Currency Fund (continued)

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017[a]	Year Ended October 31, 2017[b]

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$7.63	$8.14	$8.08

Income from investment operations[c]:

Net investment income[d]	0.15	0.04	0.07

Net realized and unrealized gains (losses)	(0.27)	(0.14)	(0.01)

Total from investment operations	(0.12)	(0.10)	0.06

Less distributions from net investment income	—	(0.41)	—

Net asset value, end of period	$7.51	$7.63	$8.14

Total return[e]	(1.57)%	(1.32)%	0.74%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates and expense reduction	1.31%	1.73%	1.50%

Expenses net of waiver and payments by affiliates	0.71%	0.69%	0.69%

Expenses net of waiver and payments by affiliates and expense reduction	0.71%	0.69%	0.67%

Net investment income	4.04%	3.14%	3.79%

Supplemental data

Net assets, end of period (000’s)	$ 611	$ 212	$ 212

Portfolio turnover rate	—%	—%	—%	[g]

aFor the period November 1, 2017 to December 31, 2017.

bFor the period August 1, 2017 (effective date) to October 31, 2017.

cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

dBased on average daily shares outstanding.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gFor the period there were no sales of investments (other than short-term securities).

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FRANKLIN TEMPLETON GLOBAL TRUST

FINANCIAL HIGHLIGHTS

Templeton Global Currency Fund (continued)

	Six Months Ended	Year Ended
	June 30, 2018	December 31,	Year Ended October 31,
	(unaudited)	2017[a]	2017	2016	2015	2014	2013

Advisor Class

Per share operating performance

(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 7.65	$ 8.13	$ 7.90	$ 8.07	$ 9.05	$ 9.47	$ 9.56

Income from investment operations[b]:

Net investment income (loss)[c]	0.15	0.04	0.29	(0.01)	(0.05)	(0.04)	(0.03)

Net realized and unrealized gains (losses)	(0.28)	(0.13)	(0.06)	(0.16)	(0.93)	(0.38)	(0.06)

Total from investment operations	(0.13)	(0.09)	0.23	(0.17)	(0.98)	(0.42)	(0.09)

Less distributions from net investment income and net foreign currency gains	—	(0.39)	—	—	—	—	(—)	[d]

Net asset value, end of period	$ 7.52	$ 7.65	$ 8.13	$ 7.90	$ 8.07	$ 9.05	$ 9.47

Total return[e]	(1.70)%	(1.21)%	2.91%	(2.11)%	(10.83)%	(4.44)%	(0.94)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates and expense reduction	1.37%	1.65%	1.30%	1.20%	0.94%	0.87%	0.79%

Expenses net of waiver and payments by affiliates	0.88%	0.84%	0.92%	0.92%	0.88%	0.83%	0.79%

Expenses net of waiver and payments by affiliates and expense reduction	0.88%	0.84%	0.90%	0.92%	0.88%	0.83%	0.79%[g]

Net investment income (loss)	3.87%	2.99%	3.56%	(0.20)%	(0.60)%	(0.45)%	(0.33)%

Supplemental data

Net assets, end of period (000’s)	$ 9,418	$ 11,705	$ 12,772	$ 15,696	$ 25,629	$ 59,660	$ 104,673

Portfolio turnover rate	—%	—%	—%[h]	—%	—%	—%	—%

aFor the period November 1, 2017 to December 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $ 0.01 per share.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

hFor the period there were no sales of investments (other than short-term securities).

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FRANKLIN TEMPLETON GLOBAL TRUST

Statement of Investments, June 30, 2018 (unaudited)

Templeton Global Currency Fund

	Principal Amount			Value
Foreign Government and Agency Securities (Cost $1,159,052) 2.9%
Government of Ghana, 24.50%, 4/22/19	4,910,000		GHS	$1,083,382

Short Term Investments 95.0%

Foreign Government and Agency Securities 50.8%
Colombian TES Corto Plazo, Strip, 9/11/18.	4,980,000,000		COP	1,684,506
[a] Egypt Treasury Bill, 7/10/18 - 11/06/18	16,000,000		EGP	858,473
Ghana Treasury Note, 22.50%, 12/10/18	4,840,000		GHS	1,030,292
Government of Indonesia,
senior bond, FR48, 9.00%, 9/15/18	27,430,000,000		IDR	1,933,500
senior note, FR69, 7.875%, 4/15/19	34,200,000,000		IDR	2,399,728
Government of Thailand, senior bond, 5.625%, 1/12/19	53,332,000		THB	1,651,223
Letra Tesouro Nacional, Strip, 1/01/19	12,570	[b]	BRL	3,139,782
Letras del Banco Central de la Republica Argentina, Strip, 9/19/18	44,700,000		ARS	1,415,906
[a] Mexico Treasury Bill, 7/05/18 - 5/23/19.	10,293,060	[c]	MXN	5,078,938

Total Foreign Government and Agency Securities (Cost $20,904,734)				19,192,348

	Shares
Money Market Funds (Cost $16,707,934) 44.2%
[d,e] Institutional Fiduciary Trust Money Market Portfolio, 1.51%.	16,707,934			16,707,934

Total Investments (Cost $38,771,720) 97.9%				36,983,664
Other Assets, less Liabilities 2.1%.				790,605

Net Assets 100.0%				$37,774,269

aThe security was issued on a discount basis with no stated coupon rate.

bPrincipal amount is stated in 1,000 Brazilian Real Units.

cPrincipal amount is stated in 10 Mexican Peso Units.

dSee Note 3(f) regarding investments in affiliated management investment companies.

eThe rate shown is the annualized seven-day effective yield at period end.

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FRANKLIN TEMPLETON GLOBAL TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Currency Fund (continued)

At June 30, 2018, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Brazilian Real	CITI	Buy	3,168,000	755,275	EUR	7/05/18	$—	$(65,913)
Brazilian Real	CITI	Sell	3,168,000	712,422	EUR	7/05/18	15,824	—
Brazilian Real	JPHQ	Buy	4,750,287	1,133,815	EUR	7/06/18	—	(100,622)
Euro	JPHQ	Sell	926,666	1,145,063		7/10/18	61,503	—
Japanese Yen	JPHQ	Sell	317,900,000	2,837,190		7/12/18	—	(37,233)
Euro	JPHQ	Sell	626,666	741,384		7/16/18	8,289	—
Australian Dollar	CITI	Sell	829,605	671,183		7/31/18	57,080	—
Euro	CITI	Sell	2,412,932	2,941,847		7/31/18	115,925	—
Indian Rupee	JPHQ	Buy	199,000,000	3,067,295		8/06/18	—	(176,417)
Indian Rupee	JPHQ	Sell	64,750,000	958,124		8/06/18	17,498	—
Mexican Peso	CITI	Buy	73,028,700	3,028,868	EUR	8/06/18	106,454	—
Euro	JPHQ	Sell	170,001	203,072		8/10/18	3,815	—
Euro	JPHQ	Sell	577,345	685,683		8/24/18	8,228	—
Japanese Yen	JPHQ	Sell	223,377,945	2,045,511		8/27/18	19,131	—
Euro	CITI	Sell	2,792,631	3,281,034		9/04/18	1,361	—
Japanese Yen	CITI	Sell	715,868,800	6,609,260		9/04/18	111,419	—
Australian Dollar	CITI	Sell	2,940,390	2,167,273		9/24/18	—	(9,654)
Australian Dollar	JPHQ	Sell	495,549	366,107		9/24/18	—	(775)
Japanese Yen	JPHQ	Sell	113,377,945	1,040,050		9/28/18	9,103	—
Brazilian Real	CITI	Buy	3,168,000	702,019	EUR	10/02/18	—	(16,798)
Indian Rupee	BOFA	Buy	185,000,000	2,667,628		12/03/18	—	(22,098)
Japanese Yen	CITI	Sell	97,043,787	911,483		1/31/19	19,875	—

Total Forward Exchange Contracts							$555,505	$(429,510)

Net unrealized appreciation (depreciation)							$125,995

*In U.S. dollars unless otherwise indicated.

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 28.

See Note 8 regarding other derivative information.

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FRANKLIN TEMPLETON GLOBAL TRUST

Financial Statements

Statement of Assets and Liabilities

June 30, 2018 (unaudited)

Templeton Global Currency Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$22,063,786
Cost - Non-controlled affiliates (Note 3f)	16,707,934

Value - Unaffiliated issuers	$20,275,730
Value - Non-controlled affiliates (Note 3f)	16,707,934
Restricted cash for OTC derivative contracts (Note 1d)	270,000
Foreign currency, at value (cost $178,825)	178,705
Receivables:
Investment securities sold	673,647
Capital shares sold	3,189
Interest	180,498
Unrealized appreciation on OTC forward exchange contracts	555,505
Other assets	28

Total assets	38,845,236

Liabilities:
Payables:
Capital shares redeemed	258,071
Management fees	9,052
Distribution fees	11,906
Transfer agent fees	8,296
Trustees’ fees and expenses	166
Deposits from brokers for:
OTC derivative contracts	270,000
Unrealized depreciation on OTC forward exchange contracts	429,510
Deferred tax	10,055
Accrued expenses and other liabilities	73,911

Total liabilities	1,070,967

Net assets, at value	$37,774,269

Net assets consist of:
Paid-in capital	$47,846,603
Undistributed net investment income	1,122,775
Net unrealized appreciation (depreciation)	(1,676,018)
Accumulated net realized gain (loss)	(9,519,091)

Net assets, at value	$37,774,269

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FRANKLIN TEMPLETON GLOBAL TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)

June 30, 2018 (unaudited)

Templeton Global Currency Fund

Class A:
Net assets, at value.	$27,745,344
Shares outstanding	3,746,515
Net asset value per share[a]	$7.41
Maximum offering price per share (net asset value per share ÷ 97.75%)	$7.58
Class R6:
Net assets, at value	$611,050
Shares outstanding	81,336
Net asset value and maximum offering price per share	$7.51
Advisor Class:
Net assets, at value	$9,417,875
Shares outstanding	1,252,521
Net asset value and maximum offering price per share	$7.52

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN TEMPLETON GLOBAL TRUST

FINANCIAL STATEMENTS

Statement of Operations
for the six months ended June 30, 2018 (unaudited)

Templeton Global Currency Fund

Investment income:
Dividends:
Non-controlled affiliates (Note 3f)	$107,685
Interest: (net of foreign taxes)~
Unaffiliated issuers	870,472

Total investment income	978,157

Expenses:
Management fees (Note 3a)	134,157
Distribution fees: (Note 3c)
Class A	37,617
Transfer agent fees: (Note 3e)
Class A	28,458
Class R6	433
Advisor Class	9,907
Custodian fees (Note 4)	8,298
Reports to shareholders	15,155
Registration and filing fees	44,596
Professional fees	38,478
Trustees’ fees and expenses	166
Other	3,382

Total expenses	320,647
Expenses waived/paid by affiliates (Note 3f and 3g)	(103,174)

Net expenses	217,473

Net investment income	760,684

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:#
Unaffiliated issuers	(709,587)
Foreign currency transactions	42,936
Forward exchange contracts	(442,762)

Net realized gain (loss)	(1,109,413)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(908,714)
Translation of other assets and liabilities denominated in foreign currencies	(1,722)
Forward exchange contracts	578,349
Change in deferred taxes on unrealized appreciation	2,901

Net change in unrealized appreciation (depreciation)	(329,186)

Net realized and unrealized gain (loss)	(1,438,599)

Net increase (decrease) in net assets resulting from operations	$(677,915)

~Foreign taxes withheld on interest.	$25,049
#Net of foreign taxes	$16,438

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FRANKLIN TEMPLETON GLOBAL TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Templeton Global Currency Fund

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017[a]	Year Ended October 31, 2017

Increase (decrease) in net assets:
Operations:
Net investment income.	$ 760,684	$ 221,585	$ 1,829,283
Net realized gain (loss)	(1,109,413)	87,182	837,584
Net change in unrealized appreciation (depreciation)	(329,186)	(910,013)	(1,090,563)

Net increase (decrease) in net assets resulting from operations	(677,915)	(601,246)	1,576,304

Distributions to shareholders from:
Net investment income:
Class A	—	(1,554,807)	—
Class R6	—	(11,031)	—
Advisor Class	—	(593,373)	—

Total distributions to shareholders.	—	(2,159,211)	—

Capital share transactions: (Note 2)
Class A	(4,980,884)	47,090	(13,283,941)
Class R6	410,379	13,659	211,282
Advisor Class	(2,131,404)	(319,846)	(3,315,998)

Total capital share transactions	(6,701,909)	(259,097)	(16,388,657)

Net increase (decrease) in net assets	(7,379,824)	(3,019,554)	(14,812,353)

Net assets:
Beginning of period	45,154,093	48,173,647	62,986,000

End of period	$37,774,269	$45,154,093	$ 48,173,647

Undistributed net investment income included in net assets:
End of period	$ 1,122,775	$ 362,091	$ 1,817,347

aFor the period November 1, 2017 to December 31, 2017.

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FRANKLIN TEMPLETON GLOBAL TRUST

Notes to Financial Statements (unaudited)

Templeton Global Currency Fund

1.  Organization and Significant Accounting Policies

Franklin Templeton Global Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Templeton Global Currency Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers three classes of shares: Class A, Class R6 and Advisor Class. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

Subsequent to October 31, 2017, the Fund’s fiscal year end changed to December 31.

The following summarizes the Fund’s significant accounting policies.

a.  Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

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FRANKLIN TEMPLETON GLOBAL TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Currency Fund (continued)

1.  Organization and Significant Accounting Policies (continued)

b.  Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c.  Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the

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FRANKLIN TEMPLETON GLOBAL TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Currency Fund (continued)

amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

See Note 8 regarding other derivative information.

d.  Restricted Cash

At June 30, 2018, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected in the Statement of Assets and Liabilities.

e.  Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2018, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

f.  Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

g.  Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h.  Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

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FRANKLIN TEMPLETON GLOBAL TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Currency Fund (continued)

2.  Shares of Beneficial Interest

At June 30, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2018

	Shares	Amount

Class A Shares:
Shares sold	106,630	$802,947
Shares redeemed	(767,169)	(5,783,831)

Net increase (decrease)	(660,539)	$(4,980,884)

Class R6 Shares:
Shares sold	80,525	$616,263
Shares redeemed	(26,912)	(205,884)

Net increase (decrease)	53,613	$410,379

Advisor Class Shares:
Shares sold	97,253	$743,596
Shares redeemed	(375,243)	(2,875,000)

Net increase (decrease)	(277,990)	$(2,131,404)

	Year Ended		Year Ended
	December 31, 2017[a]		October 31, 2017[b]
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	58,218	$454,607	265,802	$2,103,138
Shares issued in reinvestment of distributions	188,809	1,442,500	—	—
Shares redeemed	(236,878)	(1,850,017)	(1,938,171)	(15,387,079)

Net increase (decrease)	10,149	$47,090	(1,672,369)	$(13,283,941)

Class R6 Shares:
Shares sold	1,449	$11,645	26,023	$211,299
Shares issued in reinvestment of distributions	1,394	10,779	—	—
Shares redeemed	(1,141)	(8,765)	(2)	(17)

Net increase (decrease)	1,702	$13,659	26,021	$211,282

Advisor Class Shares:
Shares sold	22,753	$181,359	389,538	$3,137,232
Shares issued in reinvestment of distributions	68,884	533,848	—	—
Shares redeemed	(131,454)	(1,035,053)	(806,558)	(6,453,230)

Net increase (decrease)	(39,817)	$(319,846)	(417,020)	$(3,315,998)

aFor the period November 1, 2017 to December 31, 2017.

bFor the period August 1, 2017 (effective date) to October 31, 2017, for Class R6.

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FRANKLIN TEMPLETON GLOBAL TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Currency Fund (continued)

3.  Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.  Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.650%	Up to and including $500 million
0.600%	In excess of $500 million

For the period ended June 30, 2018, the annualized gross effective investment management fee rate was 0.650% of the Fund’s average daily net assets.

b.  Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c.  Distribution Fees

The Board has adopted a reimbursement distribution plan for Class A pursuant to Rule 12b-1 under the 1940 Act, under which the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.45% per year of its average daily net assets. The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board. Costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

d.  Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$160
CDSC retained	$—

e.  Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Effective November 1, 2017, the fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. Prior to November 1, 2017, the fees were account based fees that varied based on fund or account type. In addition, each class reimburses Investor

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FRANKLIN TEMPLETON GLOBAL TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Currency Fund (continued)

3.  Transactions with Affiliates (continued)

e.  Transfer Agent Fees (continued)

Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended June 30, 2018, the Fund paid transfer agent fees of $38,798, of which $16,785 was retained by Investor Services.

f.  Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to November 1, 2013, the waiver was accounted for as a reduction to management fees. During the period ended June 30, 2018, the Fund held investments in affiliated management investment companies as follows:

	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.51%	22,228,484	7,800,984	(13,321,534)	16,707,934	$16,707,934	$107,685	$—	$—

g.  Waiver and Expense Reimbursements

Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees and acquired fund fees and expenses) for Class A and Advisor Class of the Fund do not exceed 0.90%, and Class R6 do not exceed 0.72%, based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2019. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end. Prior to May 1, 2018, expenses for Class R6 were limited to 0.73%. Prior to March 1, 2018, expenses for Class R6 were limited to 0.67%.

4.  Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2018, there were no credits earned.

5.  Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

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FRANKLIN TEMPLETON GLOBAL TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Currency Fund (continued)

At December 31, 2017, capital loss carryforwards were as follows:

Capital loss carryforwards subject to expiration:
2018	$63,831
Capital loss carryforwards not subject to expiration:
Short term	6,882,894
Long term	1,462,951

Total capital loss carryforwards	$8,409,676

At June 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$38,419,279

Unrealized appreciation	$1,013,700
Unrealized depreciation	(2,323,320)

Net unrealized appreciation (depreciation)	$(1,309,620)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of foreign currency transactions.

6.  Investment Transactions

There were no purchases or sales of investments (other than short term securities) for the period ended June 30, 2018.

7.  Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8.  Other Derivative Information

At June 30, 2018, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Foreign exchange contracts	Unrealized appreciation on OTC	$555,505	Unrealized depreciation on OTC	$429,510
	forward exchange contracts		forward exchange contracts

For the period ended June 30, 2018, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Location	Net Realized Gain (Loss) for the Period	Statement of Operations Location	Net Change in Unrealized Appreciation (Depreciation) for the Period

	Net realized gain (loss) from:		Net change in unrealized
			appreciation (depreciation) on:
Foreign exchange contracts	Forward exchange contracts	$(442,762)	Forward exchange contracts	$578,349

For the period ended June 30, 2018, the average month end contract value of forward exchange contracts was $51,615,764.

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FRANKLIN TEMPLETON GLOBAL TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Currency Fund (continued)

8.  Other Derivative Information (continued)

At June 30, 2018, the Fund’s OTC derivative assets and liabilities are as follows:

	Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
	Assets[a]	Liabilities[a]

Derivatives
Forward exchange contracts	$555,505	$429,510

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

At June 30, 2018, the Fund’s OTC derivative assets, which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received	Cash Collateral Received	Net Amount (Not less than zero)

Counterparty
BOFA	$ —	$ —	$ —	$ —	$ —
CITI	427,938	(92,365)	—	(270,000)	65,573
JPHQ	127,567	(127,567)	—	—	—

Total	$555,505	$(219,932)	$ —	$(270,000)	$65,573

At June 30, 2018, the Fund’s OTC derivative liabilities, which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged	Net Amount (Not less than zero)

Counterparty
BOFA	$ 22,098	$ —	$ —	$ —	$ 22,098
CITI	92,365	(92,365)	—	—	—
JPHQ	315,047	(127,567)	—	—	187,480

Total	$429,510	$(219,932)	$ —	$ —	$209,578

See Note 1(c) regarding derivative financial instruments.

See Abbreviations on page 28.

9.  Credit Facility

The Fund together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 8, 2019. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Currency Fund (continued)

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2018, the Fund did not use the Global Credit Facility.

10.  Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical financial instruments

• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of June 30, 2018, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:[a]
Foreign Government and Agency Securities	$—	$1,083,382	$—	$1,083,382
Short Term Investments	16,707,934	19,192,348	—	35,900,282

Total Investments in Securities	$16,707,934	$20,275,730	$—	$36,983,664

Other Financial Instruments:
Forward Exchange Contracts	$—	$555,505	$—	$555,505

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$429,510	$—	$429,510

aFor detailed categories, see the accompanying Statement of Investments.

11.  Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, except for the following:

On May 18, 2018, the Board approved changes to certain front-end sales charges and dealer commissions on Class A shares. The changes will become effective on or about September 10, 2018. Further details are disclosed in the Fund’s Prospectus.

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FRANKLIN TEMPLETON GLOBAL TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Currency Fund (continued)

Abbreviations

Counterparty		Currency
BOFA	Bank of America Corp.	ARS	Argentine Peso
CITI	Citigroup Inc.	BRL	Brazilian Real
JPHQ	JP Morgan Chase & Co.	COP	Colombian Peso
		EGP	Egyptian Pound
		EUR	Euro
		GHS	Ghanaian Cedi
		IDR	Indonesian Rupiah
		MXN	Mexican Peso
		THB	Thailand Baht

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FRANKLIN TEMPLETON GLOBAL TRUST

TEMPLETON GLOBAL CURRENCY FUND

Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON GLOBAL TRUST

Templeton Global Currency Fund

(Fund)

At an in-person meeting held on February 27, 2018 (Meeting), the Board of Trustees (Board) of Franklin Templeton Global Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.

In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses, shareholder services, marketing support payments made to financial intermediaries and third party servicing arrangements; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to U.S. funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton Investments (FTI) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements in response to a guidance update in 2016 from the U.S. Securities and Exchange Commission (SEC) relating to mutual fund distribution and sub-accounting fees. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the mutual fund industry, such as cybersecurity and liquidity risk management. The Board also recognized management’s commitment to facilitating Board oversight of particular areas, including derivatives and payments to intermediaries, by enhanced reporting.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Fund by the FTI organization.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided

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FRANKLIN TEMPLETON GLOBAL TRUST

TEMPLETON GLOBAL CURRENCY FUND

SHAREHOLDER INFORMATION

by the Manager and its affiliates to the Fund and its shareholders.

Fund Performance

The Board reviewed and considered the performance results of the Fund over various time periods ended December 31, 2017. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.

The Performance Universe for the Fund included the Fund and all retail and institutional alternative currency strategies funds. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board noted that management, among other things, repositioned the Fund as a global currency fund effective August 19, 2016, changing its investment goal to seeking total return through investments that create exposure to global currencies and principal investment strategies to include a policy to invest, under normal conditions, at least 80% of its net assets in securities and other investments that create exposure to currencies of any country (rather than investments denominated in “hard currencies”). The Board also noted its discussion with management regarding the enhancements management has made and continues to make to the Templeton Emerging Markets Group and how those enhancements are expected to positively impact the Fund. In light of the recent changes to the Fund’s investment strategies and the enhancements to the Templeton Emerging Markets Group, the Board determined that additional time is needed to evaluate the effectiveness of management’s actions. That being said, the Board noted management’s explanation that the Fund’s net-negative position in the euro detracted from relative performance over the one-year period.

Comparative Fees and Expenses

The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FTI to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers (Management Rate), if any, of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure as the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for funds with multiple classes of shares. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.

The Expense Group for the Fund included the Fund and three other alternative currency strategies funds. The Board noted the very small Expense Group for the Fund and that the Management Rate and actual total expense ratio for the Fund were slightly above the medians of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable. In doing so, the Board noted that the Fund’s actual total expense ratio reflected a fee waiver from management and the recent enhancements to the Templeton Emerging Markets Group.

Profitability

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FTI’s U.S. fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2017, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to

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FRANKLIN TEMPLETON GLOBAL TRUST

TEMPLETON GLOBAL CURRENCY FUND

SHAREHOLDER INFORMATION

organizational and product related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. Additionally, PricewaterhouseCoopers LLP, auditor to Franklin Resources, Inc. and certain Franklin Templeton funds, has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the Franklin Templeton family of funds as a whole. The Board concluded that, to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the US Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the US Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Semiannual Report and Shareholder Letter

Templeton Global Currency Fund

Investment Manager

Franklin Advisers, Inc.

Distributor

Franklin Templeton Distributors, Inc.

(800) DIAL BEN® / 342-5236

franklintempleton.com

Shareholder Services

(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2018 Franklin Templeton Investments. All rights reserved.	412 S 08/18

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.	N/A

Item 5. Audit Committee of Listed Registrants.	N/A

Item 6. Schedule of Investments.	N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.	N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.	N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.	N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)  Changes in Internal Controls. There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.	N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON GLOBAL TRUST

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer –
Finance and Administration

Date August 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer –
Finance and Administration

Date August 24, 2018

By	/s/ ROBERT G. KUBILIS
Robert G. Kubilis
Chief Financial Officer and
Chief Accounting Officer

Date August 24, 2018